Long-term investment (Details Narrative)	1 Months Ended				6 Months Ended
	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Sep. 30, 2023 USD ($)
Schedule of Equity Method Investments [Line Items]
Loss on equity investment					$ (931,959)
Gain on investment					$ 931,959
Medical Star [Member]
Schedule of Equity Method Investments [Line Items]
Cash consideration			$ 278,559	¥ 2,000,000
Equity method investment, ownership percentage			20.00%	20.00%
Percentage of voting interest acquired					43.00%
Loss on equity investment					$ 6,526
Gain on investment					(6,526)
Fujian Pingtan Ocean Fishery Group Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Cash consideration	$ 13,094,015	¥ 94,012,410
Equity method investment, ownership percentage	3.00%	3.00%
Percentage of voting interest acquired	20.00%	20.00%
Loss on equity investment					(938,485)
Gain on investment					$ 938,485